Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	S/ 948,978	S/ 801,140
Trade accounts receivables, net	821,737	1,007,828
Work in progress, net	49,457	28,538
Accounts receivable from related parties	36,658	34,903
Other accounts receivable	444,500	588,451
Inventories, net	552,573	514,047
Prepaid expenses	11,348	10,549
Current assets before non-current assets classified as held for sale	2,865,251	2,985,456
Non-current assets as held for sale	205,418	247,798
Total current assets	3,070,669	3,233,254
Non-current assets
Trade accounts receivable, net	753,202	1,020,067
Work in progress, net	23,117	32,212
Accounts receivable from related parties	546,941	778,226
Prepaid expenses	27,934	33,697
Other accounts receivable	300,323	302,957
Investments in associates and joint ventures	37,035	257,765
Investment property	28,326	29,133
Property, plant and equipment, net	443,870	470,554
Intangible assets, net	853,315	847,095
Right-of-use assets, net	78,813
Deferred income tax asset	240,919	425,436
Total non-current assets	3,333,795	4,197,142
Total assets	6,404,464	7,430,396
Current liabilities
Borrowings	454,260	826,474
Bonds	44,737	39,167
Trade accounts payable	1,136,121	1,079,531
Accounts payable to related parties	38,916	55,941
Current income tax	47,999	25,807
Other accounts payable	635,305	632,669
Provisions	113,483	6,197
Total current liabilities	2,470,821	2,665,786
Non-current liabilities as held for sale	210,025	225,828
Total current liabilities	2,680,846	2,891,614
Non-current liabilities
Borrowings	344,806	376,198
Bonds	879,305	897,875
Other accounts payable	273,101	574,110
Accounts payable to related parties	22,583	21,849
Provisions	214,952	103,411
Derivative financial instruments	52	61
Deferred income tax liability	112,734	75,347
Total non-current liabilities	1,847,533	2,048,851
Total liabilities	4,528,379	4,940,465
Equity
Capital	871,918	729,434
Legal reserve	132,011	132,011
Voluntary reserve	29,974	29,974
Share Premium	1,132,179	992,144
Other reserves	(177,506)	(170,620)
Retained earnings	(510,766)	375,417
Equity attributable to controlling interest in the Company	1,477,810	2,088,360
Non-controlling interest	398,275	401,571
Total equity	1,876,085	2,489,931
Total liabilities and equity	S/ 6,404,464	S/ 7,430,396